STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - CC NEUBERGER PRINCIPAL HOLDINGS I - 12 months ended Dec. 31, 2020 - USD ($)	Common Stock Class A common stock	Common Stock Class B common stock Sponsor	Common Stock Class B common stock	Additional Paid-In Capital Class B common stock Sponsor	Additional Paid-In Capital	Accumulated Deficit	Class B common stock Sponsor	Total
Beginning balance at Jan. 13, 2020	$ 0		$ 0		$ 0	$ 0		$ 0
Beginning balance (in shares) at Jan. 13, 2020	0		0
Changes in Stockholders' Equity
Issuance of ordinary shares		$ 1,535		$ 23,465			$ 25,000
Issuance of ordinary shares (in shares)		15,350,000
Sale of units in initial public offering, gross	$ 4,140				413,995,860			414,000,000
Sale of units in initial public offering, gross (in shares)	41,400,000
Offering costs					(24,528,232)			(24,528,232)
Sale of private placement warrants to Sponsor					10,280,000			10,280,000
Initial value of common stock subject to possible redemption	$ (3,909)				(390,933,251)			(390,937,160)
Initial value of common stock subject to possible redemption (in shares)	(39,093,716)
Change in value of common stock subject to possible redemption						(3,839,607)		(3,839,607)
Net loss								(3,839,607)
Ending balance at Dec. 31, 2020	$ 231		$ 1,535		$ 8,837,842	$ (3,839,607)		$ 5,000,001
Ending balance (in shares) at Dec. 31, 2020	2,306,284		15,350,000